FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-term Debt (Details) € in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 29, 2022 EUR (€)	Sep. 26, 2022 USD ($)	Sep. 26, 2022 EUR (€)	Jan. 14, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,650
Current portion of long-term debt	1,338						$ 836
Total long-term debt, net of current portion	9,067						6,488
Long-term debt | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	9,577						6,633
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total long-term debt, net of current portion	8,239						5,797
Corporate borrowings | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	9,305						6,356
5.5 billion Revolving Credit Facility, Due 2023-2025
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	5,500
5.5 billion Revolving Credit Facility, Due 2023-2025 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	0						0
€750 million Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750				€ 750
€750 million Unsecured Notes, Due in 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0						551
€750 million Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.13%	3.13%
500 million EUR Unsecured Notes, Due 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500
500 million EUR Unsecured Notes, Due 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 391						415
500 million EUR Unsecured Notes, Due 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.95%	0.95%
€750 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750
€750 million Unsecured Notes, Due in 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 799						848
€750 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.00%	1.00%
€1 billion Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 1,000
€1 billion Unsecured Notes, Due in 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 567						604
€1 billion Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.25%	2.25%
750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
750 million Unsecured Notes, Due in 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 289						289
750 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.60%	3.60%
500 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 million Unsecured Notes, Due in 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 183						183
500 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.13%	6.13%
€750 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750
€750 million Unsecured Notes, Due in 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 796						844
€750 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.75%	1.75%
750 million Unsecured Notes, Due in 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
750 million Unsecured Notes, Due in 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 399						399
750 million Unsecured Notes, Due in 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.55%	4.55%
600 million EUR Unsecured Notes, Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 600		$ 640	€ 600
600 million EUR Unsecured Notes, Due 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 635						0
600 million EUR Unsecured Notes, Due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.88%	4.88%		4.875%	4.875%
1.2 billion Unsecured Notes, Due 2027
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 1,200
Notional amount	1,200		€ 1,200
1.2 billion Unsecured Notes, Due 2027 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,193						0
1.2 billion Unsecured Notes, Due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.55%	6.55%	6.55%
500 million Unsecured Notes, Due in 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 million Unsecured Notes, Due in 2029 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 495						494
500 million Unsecured Notes, Due in 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.25%	4.25%
1.0 billion Unsecured Notes, Due 2032
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 1,000
Notional amount	1,000		€ 1,000
1.0 billion Unsecured Notes, Due 2032 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 988						0
1.0 billion Unsecured Notes, Due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.80%	6.80%	6.80%
1.5 billion Unsecured Bonds, Due in 2039
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500
1.5 billion Unsecured Bonds, Due in 2039 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 672						671
1.5 billion Unsecured Bonds, Due in 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.00%	7.00%
1.0 billion Unsecured Notes, Due in 2041
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
1.0 billion Unsecured Notes, Due in 2041 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 428						428
1.0 billion Unsecured Notes, Due in 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.75%	6.75%
EIB loan, Due in 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 140	€ 131
EIB loan, Due in 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 140						215
EIB loan, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.16%	1.16%
EIB Loan, Due 2032 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 299						0
EIB Loan, Due 2032 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.99%	3.99%
Schuldschein Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 773	€ 725
Schuldschein Loans | Fixed interest rate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 96						0
Schuldschein Loans | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.50%	2.50%
Schuldschein Loans | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.00%	3.00%
Schuldschein Loans | Floating interest rate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 674						0
Schuldschein Loans | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.90%	3.90%
Schuldschein Loans | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.20%	4.20%
Other Loans, Due 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 18						142
Other Loans, Due 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	180.00%	180.00%
Other Loans, Due 2029-2035 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 243						273
Other Loans, Due 2029-2035 | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.70%	0.70%
Other Loans, Due 2029-2035 | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.00%	3.00%
EBRD Facility, Floating, Due in 2024 | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.60%	6.60%
EBRD Facility, Floating, Due in 2024 | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.40%	7.40%
Other Loans, Fixed/Floating, Due 2023-2033 | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.00%	0.00%
Other Loans, Fixed/Floating, Due 2023-2033 | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.90%	7.90%
Long-term lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt	$ 228						189
Total long-term debt, net of current portion	828						691
5.4 billion Revolving Credit Facility, Due in 2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity								$ 5,400
Americas | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	57						72
Americas | Other Loans, Fixed/Floating, Due 2023-2030 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 57						72
Americas | Other Loans, Fixed/Floating, Due 2023-2030 | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.00%	0.00%
Americas | Other Loans, Fixed/Floating, Due 2023-2030 | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	9.50%	9.50%
Europe, Asia & Africa | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 215						205
Europe, Asia & Africa | EBRD Facility, Floating, Due in 2024 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	86						82
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due 2023-2033 | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 129						$ 123